Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue	$ 240,517	$ 226,661	$ 200,833
Cost	(54,181)	(59,705)	(60,986)
Gross profit	186,336	166,956	139,847
Operating expenses
General and administrative	(33,996)	(34,284)	(32,412)
Sales and marketing	(68,644)	(68,598)	(59,353)
Research and development	(63,891)	(55,412)	(60,206)
Other losses	(1,697)	(1,276)	(1,921)
Income (loss) from operation	18,108	7,386	(14,045)
Other income, net	4,373	5,884	1,580
Income (loss) before income tax	22,481	13,270	(12,465)
Total income tax	(2,453)	2,540	(3,393)
Net income (loss) for the year	20,028	15,810	(15,858)
Less: net income (loss) attributable to non-controlling interest	18	(8)	(10)
Net income (loss) attributable to controlling shareholders	$ 20,010	$ 15,818	$ (15,848)
Earnings (loss) per share
Basic earnings (loss) per share	$ 0.111	$ 0.085	$ (0.085)
Diluted earnings (loss) per share	$ 0.108	$ 0.082	$ (0.085)
Subscription [Member]
Revenue	$ 234,915	$ 217,658	$ 189,621
Cost	(46,387)	(47,471)	(45,462)
Services [Member]
Revenue	5,602	9,003	11,212
Cost	$ (7,794)	$ (12,234)	$ (15,524)